COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Minimum Future Payments Due Under Operating Leases
Minimum future payments at September 30, 2018 due under the above agreements over the next five years and thereafter are as follows:

	Premises leases	Other agreements

First year	896	622
Second year	896	525
Third year	896	251
Fourth year	394	169
Fifth year and thereafter	9	160

	3,091	1,727